DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	CHICAGO BRIDGE & IRON CO N V
Trading Symbol	CBI
Entity Central Index Key	0001027884
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false